Taxation - Reconciliation of effective tax charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax charge
(Loss)/profit before taxation	$ (543,850)	$ (8,141)	$ (152,853)
Tax calculated at domestic tax rates applicable to profits in respective countries	(193,607)	(4,433)	(66,049)
Tax incentives and income not subject to taxation	(25,183)	(46,175)	(34,932)
Expenses not deductible for tax purposes	93,687	76,059	82,662
Movement in deferred tax assets not recognized	79,477	74,084	181,403
Change in tax base	(74,291)	(86,184)
Prior year under provision	(562)	6,636	478
Goodwill impairment	40,937
Withholding tax on distributable profits	5,967
Other profitrelated taxes		5,239	876
Foreign tax credit			(3,570)
Effects of changes in tax rates	(4,845)	(5,272)
Non-deductible share-based payment expense		1,441	1,082
Foreign exchange effects and other differences	4,967	(3,415)	7,879
Total taxes	$ (73,453)	$ 17,980	$ 169,829